Foreign Currency Translation	12 Months Ended
Dec. 31, 2013
Foreign Currency Translation

(22) Foreign Currency Translation

An analysis of foreign currency translation, net of tax for the respective years ended December 31 is as follows:

	2013	2012	2011
Beginning amount of cumulative translation adjustments	$13,993	13,389	13,930
Aggregate adjustment for the period resulting from translation adjustments	(2,539)	929	(832)
Amount of income tax expense (benefit) for the period related to aggregate adjustment	889	(325)	291

Net aggregate translation included in equity	(1,650)	604	(541)

Ending amount of cumulative translation adjustments	$12,343	13,993	13,389

Canadian foreign exchange rate at end of year	0.94120	1.00432	0.98208